UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547

Laudus Trust
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Laudus Trust

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: March 31, 2025

Item 1: Report(s) to Shareholders.

Annual Report |
March 31, 2025
Schwab Select Large Cap Growth Fund
Ticker Symbol: LGILX

This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Select Large Cap Growth Fund	$75	0.73%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month period ended March 31, 2025, the fund returned 4.75%. The S&P 500
®
Index, which serves as the fund’s
regulatory index and provides a broad measure of market performance, returned 8.25%. The Russell 1000
®
Growth Index, which
returned 7.76%, is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. Over the 12-month reporting period, both of the fund’s active subadvisers posted positive returns.

J.P. Morgan Investment Management Inc. (JP Morgan)
underperformed its comparative index. As of March 31, 2025,
JP Morgan managed 39.7% of the fund’s net assets.
■

Detracted from total return:
●
Consumer staples sector securities, including Celsius
Holdings, Inc. (which was sold prior to the end of the
reporting period)
●
Materials sector securities
■

Contributed to total return:
●
Communication services sector securities, including
Netflix, Inc.
●
Information technology sector securities
■

From an individual security perspective:
●
Microsoft Corp. was the largest detractor from total return
●
NVIDIA Corp. was the largest contributor to total return
American Century Investment Management, Inc. (American
Century) underperformed its comparative index. As of March 31,
2025, American Century managed 58.1% of the fund’s net
assets.
■

Detracted from total return:
●
Industrials sector securities, including Advanced Drainage
Systems, Inc.
●
Health care sector securities
■

Contributed to total return:
●
Information technology sector securities, including
Apple, Inc.
●
Communication services sector securities
■

From an individual security perspective:
●
Dexcom, Inc. was the largest detractor from total return
●
Apple, Inc. was the largest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Select Large Cap Growth Fund | Annual Report
1
REG127392-00  00313260

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (March 31, 2015 - March 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Schwab Select Large Cap Growth Fund (10/10/1997) * ,1,2	4.75%	15.55%	13.01%
S&P 500 ® Index 3	8.25%	18.59%	12.50%
Russell 1000 ® Growth Index	7.76%	20.09%	15.12%

All total returns on this page ass
u
me dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance
. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
*
Inception date is that of the fund’s predecessor fund, the Class Y Shares of the UBS U.S. Large Cap Growth Fund.
1
Fund expenses may have been partially absorbed by the investment adviser. Without these reductions, the fund’s returns would have been lower.
These returns do not
reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Prior to September 15,
2023
, the fund had a different subadviser. The performance history of the fund prior to that date is attributable to the previous subadviser.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Growth Index to the S&P 500
®
Index. The Russell 1000
®
Growth Index
is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Select Large Cap
Growth
Fund | Annual Report

Statistics

Net Assets (millions)	$ 1,981
Number of Holdings (excludes derivatives)	120
Portfolio Turnover Rate	26%
Advisory Fees Paid by the Fund	$ 13,988,648
Weighted Average Market Cap (millions)	$ 1,222,752
Price/Earnings Ratio (P/E)	32.6
Price/Book Ratio (P/B)	8.8
Dividends Received Deduction	18.95%
Qualified Dividend Income	$ 4,167,671
Long Term Capital Gain Distribution	$ 153,655,158
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Select Large Cap Growth Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Select Large Cap Growth Fund | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of one series which has a fiscal year-end of March 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the operational series during 2025 and 2024 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a)Audit Fees[1]		(b)Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2025	Fiscal Year 2024
$33,300	$32,945	$0	$0	$3,285	$3,285	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2025: $1,533,328	2024: $	4,034,714

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | March 31, 2025
Schwab Select Large Cap Growth Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$24.07	$19.87	$26.64	$29.23	$19.61
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.03)	(0.02)	0.01	(0.09)	(0.07)
Net realized and unrealized gains (losses)	1.45	8.07	(4.48)	1.69	11.21
Total from investment operations	1.42	8.05	(4.47)	1.60	11.14
Less distributions:
Distributions from net realized gains	(2.07)	(3.85)	(2.30)	(4.19)	(1.52)
Net asset value at end of period	$23.42	$24.07	$19.87	$26.64	$29.23
Total return	4.75%	43.44%	(15.94%)	3.88%	56.98%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.73%	0.74%	0.75%[2]	0.71%	0.72%
Net investment income (loss)	(0.14%)	(0.09%)	0.03%	(0.28%)	(0.25%)
Portfolio turnover rate	26%	63%	49%	50%	37%
Net assets, end of period (x 1,000,000)	$1,981	$2,196	$1,876	$2,926	$2,943

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Portfolio Holdings  as of March 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.8% OF NET ASSETS

Automobiles & Components 2.9%
Tesla, Inc. *	220,470	57,137,005

Capital Goods 3.4%
3M Co.	77,668	11,406,322
Acuity, Inc.	26,485	6,974,825
Advanced Drainage Systems, Inc.	45,395	4,932,167
Donaldson Co., Inc.	44,625	2,992,552
Eaton Corp. PLC	8,236	2,238,792
Fortive Corp.	88,112	6,448,036
Johnson Controls International PLC	41,222	3,302,294
Nordson Corp.	11,926	2,405,713
Quanta Services, Inc.	12,231	3,108,876
Trane Technologies PLC	10,484	3,532,269
TransDigm Group, Inc.	5,460	7,552,763
Vertiv Holdings Co., Class A	56,354	4,068,759
Westinghouse Air Brake Technologies Corp.	34,505	6,257,482
WW Grainger, Inc.	3,161	3,122,531
		68,343,381

Commercial & Professional Services 0.4%
Cintas Corp.	16,212	3,332,052
Copart, Inc. *	80,372	4,548,252
		7,880,304

Consumer Discretionary Distribution & Retail 7.9%
Alibaba Group Holding Ltd., ADR	61,362	8,113,897
Amazon.com, Inc. *	679,825	129,343,505
AutoZone, Inc. *	2,094	7,983,961
Home Depot, Inc.	6,398	2,344,803
MercadoLibre, Inc. *	3,238	6,316,917
Pool Corp.	5,231	1,665,289
		155,768,372

Consumer Durables & Apparel 0.9%
DR Horton, Inc.	61,876	7,866,296
Lululemon Athletica, Inc. *	37,416	10,590,973
		18,457,269

Consumer Services 3.5%
Airbnb, Inc., Class A *	3,122	372,954
Booking Holdings, Inc.	1,413	6,509,564
Chipotle Mexican Grill, Inc. *	497,170	24,962,906
DoorDash, Inc., Class A *	57,148	10,444,940
McDonald's Corp.	31,966	9,985,219
Starbucks Corp.	77,217	7,574,215
Wingstop, Inc.	39,020	8,802,132
		68,651,930

Consumer Staples Distribution & Retail 2.2%
Costco Wholesale Corp.	31,075	29,390,114
Walmart, Inc.	164,484	14,440,050
		43,830,164

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 0.9%
Cheniere Energy, Inc.	6,488	1,501,323
ConocoPhillips	26,201	2,751,629
EOG Resources, Inc.	68,385	8,769,692
Schlumberger NV	135,606	5,668,331
		18,690,975

Financial Services 9.9%
Berkshire Hathaway, Inc., Class B *	22,844	12,166,258
Blackstone, Inc.	40,998	5,730,700
Block, Inc. *	87,028	4,728,231
Fiserv, Inc. *	41,297	9,119,616
Goldman Sachs Group, Inc.	14,390	7,861,113
Interactive Brokers Group, Inc., Class A	47,366	7,843,336
Intercontinental Exchange, Inc.	14,678	2,531,955
KKR & Co., Inc.	57,585	6,657,402
Mastercard, Inc., Class A	144,741	79,335,437
MSCI, Inc.	22,248	12,581,244
PayPal Holdings, Inc. *	2,819	183,940
Tradeweb Markets, Inc., Class A	62,739	9,314,232
Visa, Inc., Class A	106,063	37,170,839
		195,224,303

Food, Beverage & Tobacco 1.5%
Coca-Cola Co.	196,472	14,071,325
Constellation Brands, Inc., Class A	27,877	5,115,987
Monster Beverage Corp. *	18,848	1,102,985
Philip Morris International, Inc.	56,030	8,893,642
		29,183,939

Health Care Equipment & Services 4.3%
Abbott Laboratories	84,917	11,264,240
Dexcom, Inc. *	49,825	3,402,549
Edwards Lifesciences Corp. *	64,646	4,685,542
IDEXX Laboratories, Inc. *	14,026	5,890,219
Insulet Corp. *	25,077	6,585,471
Intuitive Surgical, Inc. *	62,778	31,092,060
McKesson Corp.	11,769	7,920,419
UnitedHealth Group, Inc.	26,764	14,017,645
		84,858,145

Materials 0.6%
Ecolab, Inc.	42,235	10,707,417
Freeport-McMoRan, Inc.	14,518	549,652
		11,257,069

Media & Entertainment 14.5%
Alphabet, Inc., Class A	683,590	105,710,358
Meta Platforms, Inc., Class A	189,037	108,953,366
Netflix, Inc. *	66,825	62,316,317
Spotify Technology SA *	17,332	9,533,120
Trade Desk, Inc., Class A *	28,356	1,551,640
		288,064,801

Pharmaceuticals, Biotechnology & Life Sciences 3.9%
AbbVie, Inc.	9,589	2,009,087
Alnylam Pharmaceuticals, Inc. *	35,117	9,482,292
Eli Lilly & Co.	40,057	33,083,477
Genmab AS *	5,745	1,119,242
Gilead Sciences, Inc.	22,368	2,506,335
Johnson & Johnson	68,840	11,416,426
See financial notes
Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Portfolio Holdings  as of March 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Natera, Inc. *	15,379	2,174,744
Regeneron Pharmaceuticals, Inc.	17,089	10,838,357
Thermo Fisher Scientific, Inc.	2,390	1,189,264
Waters Corp. *	10,588	3,902,419
		77,721,643

Semiconductors & Semiconductor Equipment 13.0%
Analog Devices, Inc.	63,540	12,814,112
Applied Materials, Inc.	121,059	17,568,082
ASML Holding NV	15,643	10,352,117
ASML Holding NV, Registry Shares	630	417,457
Broadcom, Inc.	163,472	27,370,117
Lam Research Corp.	40,536	2,946,967
NVIDIA Corp.	1,680,058	182,084,686
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	24,077	3,996,782
		257,550,320

Software & Services 16.3%
Adobe, Inc. *	578	221,680
AppLovin Corp., Class A *	14,517	3,846,569
Cloudflare, Inc., Class A *	40,424	4,555,381
Datadog, Inc., Class A *	80,050	7,941,761
Docusign, Inc. *	141,073	11,483,342
Dynatrace, Inc. *	197,819	9,327,166
Fair Isaac Corp. *	13,005	23,983,301
Gartner, Inc. *	11,653	4,891,230
HubSpot, Inc. *	6,514	3,721,383
International Business Machines Corp.	60,900	15,143,394
Intuit, Inc.	11,101	6,815,903
Microsoft Corp.	334,946	125,735,379
MongoDB, Inc. *	3,880	680,552
Okta, Inc. *	72,048	7,580,891
Oracle Corp.	40,420	5,651,120
Palo Alto Networks, Inc. *	23,884	4,075,566
Salesforce, Inc.	109,479	29,379,784
ServiceNow, Inc. *	17,473	13,910,954
Shopify, Inc., Class A *	70,715	6,745,150
Snowflake, Inc., Class A *	11,563	1,690,048
Synopsys, Inc. *	23,962	10,276,104
Twilio, Inc., Class A *	25,966	2,542,331
Workday, Inc., Class A *	33,486	7,819,986
Zscaler, Inc. *	75,972	15,074,364
		323,093,339

Technology Hardware & Equipment 9.1%
Amphenol Corp., Class A	50,968	3,342,991
Apple, Inc.	750,869	166,790,531
SECURITY	NUMBER OF SHARES	VALUE ($)
Arista Networks, Inc. *	63,020	4,882,789
Keyence Corp.	13,750	5,406,636
		180,422,947

Transportation 0.6%
Uber Technologies, Inc. *	31,298	2,280,372
Union Pacific Corp.	38,159	9,014,682
		11,295,054
Total Common Stocks (Cost $1,084,186,326)		1,897,430,960

INVESTMENT COMPANIES 0.4% OF NET ASSETS

Equity Funds 0.4%
Invesco QQQ Trust	18,537	8,692,370
Total Investment Companies (Cost $9,206,918)		8,692,370

SHORT-TERM INVESTMENTS 3.7% OF NET ASSETS

Money Market Funds 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (a)	72,945,556	72,945,556
Total Short-Term Investments (Cost $72,945,556)		72,945,556
Total Investments in Securities (Cost $1,166,338,800)		1,979,068,886

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 06/20/25	119	46,266,010	(1,687,301)

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
06/27/25	Morgan Stanley & Co.	USD	1,979,355	JPY	293,225,625	5,576

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt
JPY —	Japanese Yen
USD —	U.S. Dollar
See financial notes

Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Portfolio Holdings  as of March 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,381,736,050	$—	$—	$1,381,736,050
Pharmaceuticals, Biotechnology & Life Sciences	76,602,401	1,119,242	—	77,721,643
Semiconductors & Semiconductor Equipment	247,198,203	10,352,117	—	257,550,320
Technology Hardware & Equipment	175,016,311	5,406,636	—	180,422,947
Investment Companies[1]	8,692,370	—	—	8,692,370
Short-Term Investments[1]	72,945,556	—	—	72,945,556
Forward Foreign Currency Exchange Contracts[2]	—	5,576	—	5,576
Liabilities
Futures Contracts[2]	(1,687,301)	—	—	(1,687,301)
Total	$1,960,503,590	$16,883,571	$—	$1,977,387,161

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Statement of Assets and Liabilities

As of March 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,166,338,800)		$1,979,068,886
Cash		10,034
Deposit with broker for futures contracts		3,478,085
Receivables:
Fund shares sold		4,526,644
Investments sold		3,210,347
Dividends		615,739
Foreign tax reclaims		28,609
Unrealized appreciation on forward foreign currency exchange contracts		5,576
Prepaid expenses	+	19,607
Total assets		1,990,963,527

Liabilities
Payables:
Investments bought		7,575,667
Fund shares redeemed		1,252,472
Investment adviser fees		1,025,338
Sub-accounting and sub-transfer agent fees		150,737
Variation margin on futures contracts		39,944
Accrued expenses	+	110,628
Total liabilities		10,154,786
Net assets		$1,980,808,741

Net Assets by Source
Capital received from investors		$1,004,360,911
Total distributable earnings	+	976,447,830
Net assets		$1,980,808,741

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,980,808,741		84,590,365		$23.42

See financial notes

Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Statement of Operations

For the period April 1, 2024 through March 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $46,002)		$13,341,257
Other Interest	+	117,775
Total investment income		13,459,032

Expenses
Investment adviser fees		13,988,648
Sub-accounting and sub-transfer agent fees		2,087,977
Accounting and administration fees		92,376
Independent trustees’ fees		73,428
Professional fees		66,490
Registration fees		52,948
Shareholder reports		46,281
Custodian fees		43,545
Transfer agent fees		18,286
Other expenses	+	27,329
Total expenses	–	16,497,308
Net investment loss		(3,038,276)

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		255,003,823
Net realized gains on futures contracts		2,737,122
Net realized gains on forward foreign currency exchange contracts		124,729
Net realized losses on foreign currency transactions	+	(15,261)
Net realized gains		257,850,413
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(137,155,578)
Net change in unrealized appreciation (depreciation) on futures contracts		(1,750,320)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts		3,615
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	219
Net change in unrealized appreciation (depreciation)	+	(138,902,064)
Net realized and unrealized gains		118,948,349
Increase in net assets resulting from operations		$115,910,073
See financial notes
Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/24-3/31/25		4/1/23-3/31/24
Net investment loss		($3,038,276 )	($1,721,109 )
Net realized gains		257,850,413	410,570,053
Net change in unrealized appreciation (depreciation)	+	(138,902,064)	323,201,519
Increase in net assets resulting from operations		$115,910,073	$732,050,463

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($172,553,943 )	($321,256,855 )

TRANSACTIONS IN FUND SHARES
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,150,938	$212,108,907	9,029,000	$199,920,434
Shares reinvested		5,402,036	145,692,937	12,788,232	267,146,185
Shares redeemed	+	(20,184,737)	(516,080,757)	(25,041,141)	(558,314,598)
Net transactions in fund shares		(6,631,763)	($158,278,913 )	(3,223,909)	($91,247,979 )

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-3/31/25			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		91,222,128	$2,195,731,524	94,446,037	$1,876,185,895
Total increase (decrease)	+	(6,631,763)	(214,922,783)	(3,223,909)	319,545,629
End of period		84,590,365	$1,980,808,741	91,222,128	$2,195,731,524
See financial notes

Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes

1. Business Structure of the Fund:
The Schwab Select Large Cap Growth Fund (the fund) is the only series of Laudus Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has no par value and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.  Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Select Large Cap Growth Fund’s goal is to seek long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities of U.S. large capitalization companies.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets ( i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
The fund may invest in mutual funds and exchange traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of March 31, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Forward Foreign Currency Exchange Contracts (forwards): Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that  meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes  to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as  ordinary income to shareholders any such marked-to- market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange
Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the fund’s Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the Fund Complex generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations. Foreign taxes accrued as of March 31, 2025, are reflected in the fund’s Statement of Assets and Liabilities, if any.

Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Management Contract (Advisory Agreement) between the investment adviser and the trust.  American Century Investment Management Inc. (ACIM) and J.P. Morgan Investment Management Inc. (JP Morgan), the fund’s subadvisers, provide day-to-day portfolio management services to the fund, subject to the supervision of the investment adviser.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets described as follows:
% OF AVERAGE DAILY NET ASSETS
First $500 million	0.700%
$500 million to $1 billion	0.650%
$1 billion to $1.5 billion	0.600%
$1.5 billion to $2 billion	0.575%
Over $2 billion	0.550%
For the period ended March 31, 2025, the aggregate net advisory fee paid to the investment adviser was 0.62% (annualized) for the fund, as a percentage of the fund’s average daily net assets.
The investment adviser (not the fund) pays a portion of the advisory fees it receives to ACIM and JP Morgan in return for their portfolio management services.
Shareholder Servicing
The trustees have authorized the fund to reimburse, out of the assets of the fund, financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of the investment adviser, Schwab) (together, “service providers”) that provide sub-accounting and sub-transfer agency services in connection with the fund’s shares in an amount of up to 0.10% of the average daily net assets of the fund on an annual basis. The sub-accounting and sub-transfer agency fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.10% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser has contractually agreed, until at least July 30, 2026, to limit the total annual fund operating expenses (excluding acquired fund fees and expenses, interest, taxes and certain non-routine expenses) of the fund to 0.77%. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds.
Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that is owned by other funds in the Fund Complex as of March 31, 2025, as applicable:
Schwab Balanced Fund	5.1%
Schwab Target 2010 Fund	0.1%
Schwab Target 2015 Fund	0.1%
Schwab Target 2020 Fund	0.6%
Schwab Target 2025 Fund	0.8%
Schwab Target 2030 Fund	2.4%
Schwab Target 2035 Fund	1.9%
Schwab Target 2040 Fund	4.3%
Schwab Target 2045 Fund	1.3%
Schwab Target 2050 Fund	1.4%
Schwab Target 2055 Fund	1.0%
Schwab Target 2060 Fund	0.4%
Schwab Target 2065 Fund	0.1%
Interfund Transactions
The fund’s investment adviser or subadvisers may engage in direct transactions with other funds they manage in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act.  When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser or subadvisers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended March 31, 2025, the fund did not have any purchases and sales of securities with other funds managed by the investment adviser or subadvisers.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period.  The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.

Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes (continued)

5. Borrowing from Banks (continued):
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash. The fund also invested in forwards to minimize the uncertainty of changes in future foreign currency exchange rates and to hedge exposure to certain currencies.
As of March 31, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	FOREIGN CURRENCY EXCHANGE CONTRACTS	TOTAL
Asset Derivatives
Forward Foreign Currency Exchange Contracts[1]	$—	$5,576	$5,576
Liability Derivatives
Futures Contracts[2]	($1,687,301 )	$—	($1,687,301 )

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts and Unrealized depreciation on forward foreign currency exchange contracts.
[2]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended March 31, 2025, were:
	EQUITY CONTRACTS	FOREIGN CURRENCY EXCHANGE CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$2,737,122	$—	$2,737,122
Forward Foreign Currency Exchange Contracts[1]	—	124,729	124,729
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	($1,750,320 )	$—	($1,750,320 )
Forward Foreign Currency Exchange Contracts[2]	—	3,615	3,615

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts and net realized gains (losses) on forward foreign currency exchange contracts.
[2]
Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

During the period ended March 31, 2025, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$25,322,455	124

Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes (continued)

6. Derivatives (continued):
During the period ended March 31, 2025, the month-end average notional amounts of forwards held by the fund and the month-end average unrealized appreciation (depreciation) were as follows:
NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
$3,645,361	$29,979

The fund’s forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the fund and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the fund or the counterparty. The fund’s forwards, which are reported gross in the Statement of Assets and Liabilities, are presented in the table below. The following table presents the fund’s forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of March 31, 2025.
COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED	NET AMOUNT(a)
Morgan Stanley & Co.	$5,576	$—	$—	$5,576
Total	$5,576	$—	$—	$5,576

(a)	Represents the net amount due to the counterparty in the event of default.

7. Purchases and Sales of Investment Securities:
For the period ended March 31, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$561,310,350	$921,730,102

8. Federal Income Taxes:
As of March 31, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$1,172,264,663	$853,319,840	($48,197,342 )	$805,122,498

The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales and the realization for tax purposes of unrealized appreciation or depreciation on futures contracts. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of March 31, 2025, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$172,214,053	$805,122,498	($49 )	($888,672 )	$976,447,830
For tax purposes, late-year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2025, the fund had late-year ordinary losses deferred of $888,672.

Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$18,898,785	$153,655,158	$35,291,477	$285,965,378
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of March 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended March 31, 2025, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Laudus Trust and Shareholders of Schwab Select Large Cap Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Select Large Cap Growth Fund (the “Fund”), the sole Fund constituting Laudus Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
May 19, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

Schwab Select Large Cap Growth Fund | Annual Holdings and Financial Statements

MFR55508-15
00313255

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a) (1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Trust

By:	/s/ Omar Aguilar
Omar Aguilar
Principal Executive Officer (Chief Executive Officer)

Date:	May 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar
Principal Executive Officer (Chief Executive Officer)

Date:	May 19, 2025

By:	/s/ Dana Smith
Dana Smith
Principal Financial Officer (Chief Financial Officer)

Date:	May 19, 2025